UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hays Advisory, LLC
Address: 301 Seven Springs Way, Suite 150
         Brentwood, TN  37027

13F File Number:  28-10649

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Wendy Vasquez
Title:     Chief Compliance Officer
Phone:     615-467-6070

Signature, Place, and Date of Signing:

      /s/  Wendy Vasquez     Brentwood, TN     August 05, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     46

Form13F Information Table Value Total:     $1,815,176 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADOBE SYS INC                  COM              00724F101    74173  1883054 SH       SOLE                  1883054        0        0
AGILENT TECHNOLOGIES INC       COM              00846U101    57993  1631769 SH       SOLE                  1631769        0        0
ALCON INC                      COM SHS          H01301102    70309   431902 SH       SOLE                   431902        0        0
BECTON DICKINSON & CO          COM              075887109    34405   423182 SH       SOLE                   423182        0        0
BUCYRUS INTL INC NEW           COM              118759109    86759  1188156 SH       SOLE                  1188156        0        0
CAMERON INTERNATIONAL CORP     COM              13342B105    67434  1218325 SH       SOLE                  1218325        0        0
CERNER CORP                    COM              156782104      324     7170 SH       SOLE                     7170        0        0
CISCO SYS INC                  COM              17275R102    50524  2172134 SH       SOLE                  2172134        0        0
CLAYMORE EXCHANGE TRADED FD    BNY BRI&C PTF    18383M100      601    12162 SH       SOLE                    12162        0        0
COCA COLA CO                   COM              191216100    59538  1145394 SH       SOLE                  1145394        0        0
COMMSCOPE INC                  COM              203372107    49058   929654 SH       SOLE                   929654        0        0
DANAHER CORP DEL               COM              235851102    66375   858670 SH       SOLE                   858670        0        0
DISNEY WALT CO                 COM DISNEY       254687106    35979  1153158 SH       SOLE                  1153158        0        0
E M C CORP MASS                COM              268648102    27074  1843012 SH       SOLE                  1843012        0        0
GARMIN LTD                     ORD              G37260109    33555   783264 SH       SOLE                   783264        0        0
GENERAL CABLE CORP DEL NEW     COM              369300108    36941   607079 SH       SOLE                   607079        0        0
GENERAL DYNAMICS CORP          COM              369550108    71166   845201 SH       SOLE                   845201        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104    60923   348331 SH       SOLE                   348331        0        0
HARRIS CORP DEL                COM              413875105    56707  1123127 SH       SOLE                  1123127        0        0
INTUITIVE SURGICAL INC         COM NEW          46120E602    34353   127518 SH       SOLE                   127518        0        0
ISHARES INC                    MSCI HONG KONG   464286871      596    35203 SH       SOLE                    35203        0        0
ISHARES INC                    MSCI BRAZIL      464286400      698     7820 SH       SOLE                     7820        0        0
ISHARES INC                    MSCI MALAYSIA    464286830      631    60627 SH       SOLE                    60627        0        0
ISHARES INC                    MSCI SINGAPORE   464286673      519    41785 SH       SOLE                    41785        0        0
ISHARES INC                    MSCI SPAIN       464286764      461     8513 SH       SOLE                     8513        0        0
ISHARES INC                    MSCI TAIWAN      464286731      437    30906 SH       SOLE                    30906        0        0
ISHARES INC                    MSCI GERMAN      464286806      509    17275 SH       SOLE                    17275        0        0
ISHARES TR                     FTSE XNHUA IDX   464287184      445     3398 SH       SOLE                     3398        0        0
ISHARES TR                     S&P LTN AM 40    464287390     1081     3932 SH       SOLE                     3932        0        0
ITT CORP NEW                   COM              450911102    68394  1079957 SH       SOLE                  1079957        0        0
JANUS CAP GROUP INC            COM              47102X105    57468  2171052 SH       SOLE                  2171052        0        0
MARATHON OIL CORP              COM              565849106    56958  1098096 SH       SOLE                  1098096        0        0
MICROSOFT CORP                 COM              594918104    47627  1731248 SH       SOLE                  1731248        0        0
MONSANTO CO NEW                COM              61166W101    84271   666494 SH       SOLE                   666494        0        0
NIKE INC                       CL B             654106103    33525   562414 SH       SOLE                   562414        0        0
NOKIA CORP                     SPONSORED ADR    654902204    41194  1681370 SH       SOLE                  1681370        0        0
NUCOR CORP                     COM              670346105    37709   505010 SH       SOLE                   505010        0        0
ORACLE CORP                    COM              68389X105    60863  2898233 SH       SOLE                  2898233        0        0
PROSHARES TR                   ULTRA QQQ PSHS   74347R206      337     4600 SH       SOLE                     4600        0        0
SCHWAB CHARLES CORP NEW        COM              808513105    60724  2956375 SH       SOLE                  2956375        0        0
SOUTHERN COPPER CORP           COM              84265V105    47339   443958 SH       SOLE                   443958        0        0
STRYKER CORP                   COM              863667101    55844   888111 SH       SOLE                   888111        0        0
TEREX CORP NEW                 COM              880779103    36111   702954 SH       SOLE                   702954        0        0
VARIAN INC                     COM              922206107    33718   660353 SH       SOLE                   660353        0        0
WATERS CORP                    COM              941848103    64637  1002129 SH       SOLE                  1002129        0        0
WESTERN DIGITAL CORP           COM              958102105    48889  1415845 SH       SOLE                  1415845        0        0